Strategic Agreements With World Ventures Holdings (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 28, 2016
Strategic Agreements With World Ventures Holdings (Textual)
Aggregate purchase price				$ 1,974,522
Restricted cash	$ 40,371	$ 40,371	$ 40,371	1,534,953
Customer deposits	3,676,395	3,676,395	6,068,894	$ 8,729
Revenue	767,751	7,057,032
Accounts receivable due from WVH	$ 1,893,662	$ 1,893,662
WVH [Member]
Strategic Agreements With World Ventures Holdings (Textual)
Expenditure description				The WVH Warrant is initially exercisable on the five (5) month anniversary of the issuance date at an exercise price equal to $7.50 per share and has a term of exercise equal to two (2) years and seven (7) months from the date on which first exercisable. On April 28, 2016, the exercise price of the WVH Warrant was modified to $4.00.
Warrant exercise price					$ 4.00
Revenue			1,357,413
Accounts receivable due from WVH			621,724
Development Agreement [Member]
Strategic Agreements With World Ventures Holdings (Textual)
Cost of sales representatives, members, consumers, employees, contractors or affiliates			1,500,000	$ 1,500,000
Development and manufacture cost				$ 2,000,000
Expenditure description				In addition, any expenditure of the $1,500,000 in proceeds is restricted in that the Company will need prior approval from WVH on a monthly basis in order to fund the estimated expenditures needed for the development of the product for WVH from the $1,500,000.
Restricted cash				$ 1,500,000
Development Agreement [Member] | WVH [Member]
Strategic Agreements With World Ventures Holdings (Textual)
Expenditure description				The Development Agreement commenced on December 31, 2015, and has an initial term of two (2) years (the "Initial Term"). Thereafter, the Development Agreement will automatically renew for additional successive one (1) year terms (each a "Renewal Term") unless and until WVH provides written notice of non-renewal at least thirty (30) days prior to the end of the Initial Term or then-current Renewal Term.
Securities Purchase Agreement [Member]
Strategic Agreements With World Ventures Holdings (Textual)
Sale of common stock, shares				1,005,000
Common stock purchase warrant				251,250
Aggregate purchase price				$ 2,000,000
Warrant exercise price				$ 0.75